Segment Information (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total	$ 20,425	$ 55,898
UNITED STATES
Segment Reporting Information [Line Items]
Total	5,735	22,103
UNITED KINGDOM
Segment Reporting Information [Line Items]
Total	$ 14,690	$ 33,795